Note 2 - Allowance For Credit Losses: Past Due Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2021
Tables/Schedules
Past Due Financing Receivables

March 31, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 2,021,563	$ 1,170,022	$ 2,293,940	$ 5,485,525
Premier Loans	754,017	445,151	1,060,499	2,259,667
Other Consumer Loans	12,468,116	7,087,458	14,828,240	34,383,814
Real Estate Loans	478,125	341,618	1,332,238	2,151,981
Sales Finance Contracts	1,650,416	860,961	1,969,236	4,480,613
Total	$ 17,372,237	$ 9,905,210	$ 21,484,153	$ 48,761,600

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 1,998,538	$ 1,629,874	$ 2,122,317	$ 5,750,729
Premier Loans	895,722	653,370	1,038,398	2,587,490
Other Consumer Loans	14,419,790	8,496,082	14,933,605	37,849,477
Real Estate Loans	502,733	223,007	1,437,966	2,163,706
Sales Finance Contracts	2,251,562	1,340,620	2,260,685	5,852,867
Total	$ 20,068,345	$ 12,342,953	$ 21,792,971	$ 54,204,269